Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 89.10%
FHLMC (1 Year Treasury Constant Maturity +0.85%)±	2.46%	4-1-2030	$10,289	$10,047
FHLMC (2 Year Treasury Constant Maturity +2.44%)±	2.57	8-1-2029	1,408	1,397
FHLMC (3 Year Treasury Constant Maturity +2.44%)±	2.60	5-1-2032	59,330	58,564
FHLMC (12 Month LIBOR +1.64%)±	2.64	6-1-2050	2,523,152	2,304,324
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%)±	2.73	3-15-2024	8,872	8,817
FHLMC (12 Month LIBOR +1.62%)±	2.88	11-1-2047	2,339,219	2,227,834
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%)ƒ±	2.89	3-15-2032	51,548	5,519
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%)±	2.98	5-15-2024	7,713	7,677
FHLMC Series 4604 Class PA	3.00	1-15-2044	115,219	113,155
FHLMC (12 Month Treasury Average +2.46%)±	3.02	10-1-2029	50,925	49,818
FHLMC (12 Month Treasury Average +1.90%)±	3.04	5-1-2028	57,352	55,972
FHLMC (1 Year Treasury Constant Maturity +2.03%)±	3.13	3-1-2025	5,445	5,314
FHLMC (11th District COFI +1.25%)±	3.32	1-1-2030	1,796	1,735
FHLMC (11th District COFI +1.25%)±	3.32	7-1-2030	72,228	69,632
FHLMC Series 1671 Class QA (Enterprise 11th District COFI Institutional Replacement +0.95%)±	3.36	2-15-2024	58,899	58,918
FHLMC Series 1686 Class FE (Enterprise 11th District COFI Institutional Replacement +1.10%)±	3.51	2-15-2024	319	319
FHLMC (11th District COFI +1.28%)±	3.54	2-1-2035	19,618	19,326
FHLMC (5 Year Treasury Constant Maturity +2.44%)±	3.57	8-1-2027	16,905	16,328
FHLMC (1 Year Treasury Constant Maturity +2.33%)±	3.60	7-1-2031	50,854	49,181
FHLMC (1 Year Treasury Constant Maturity +2.49%)±	3.62	6-1-2035	137,496	135,723
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	3.63	7-1-2029	15,434	15,223
FHLMC (6 Month LIBOR +1.42%)±	3.67	2-1-2037	1,525	1,495
FHLMC (12 Month LIBOR +1.75%)±	3.70	6-1-2033	154,845	152,743
FHLMC (1 Year Treasury Constant Maturity +2.52%)±	3.76	11-1-2029	38,352	36,459
FHLMC (12 Month LIBOR +1.51%)±	3.76	2-1-2037	41,510	40,636
FHLMC (12 Month LIBOR +1.61%)±	3.80	7-1-2044	84,626	84,888
FHLMC (3 Year Treasury Constant Maturity +2.83%)±	3.85	6-1-2035	185,604	183,070
FHLMC (1 Year Treasury Constant Maturity +2.04%)±	3.85	12-1-2035	213,337	208,734
FHLMC (12 Month LIBOR +1.77%)±	3.86	10-1-2035	372,564	366,725
FHLMC Series 4624 Class FA (1 Month LIBOR +0.45%)±	3.91	12-15-2038	1,995,831	1,960,778
FHLMC (1 Year Treasury Constant Maturity +2.43%)±	3.93	6-1-2025	14,457	14,148
FHLMC (1 Year Treasury Constant Maturity +1.99%)±	3.93	8-1-2033	326,578	318,625
FHLMC (12 Month LIBOR +1.80%)±	3.95	8-1-2037	669,092	676,116
FHLMC (1 Year Treasury Constant Maturity +1.87%)±	3.96	5-1-2035	218,749	213,979
FHLMC (6 Month LIBOR +1.73%)±	3.98	6-1-2024	809	800
FHLMC (12 Month LIBOR +1.73%)±	3.98	1-1-2035	146,394	143,345
FHLMC (1 Year Treasury Constant Maturity +2.61%)±	3.99	9-1-2030	24,151	22,778
FHLMC (12 Month LIBOR +1.74%)±	3.99	12-1-2036	110,154	111,009
FHLMC (5 Year Treasury Constant Maturity +2.13%)±	4.00	8-1-2029	3,135	3,114
FHLMC (12 Month LIBOR +1.77%)±	4.02	6-1-2035	121,411	118,918
FHLMC (6 Month LIBOR +1.68%)±	4.02	1-1-2037	381,882	381,065
FHLMC (12 Month LIBOR +1.78%)±	4.03	11-1-2035	90,074	89,303
FHLMC Series 4474 Class WF (1 Month LIBOR +0.35%)±	4.03	12-15-2036	1,022,294	990,968
FHLMC Series 4477 Class FG (1 Month LIBOR +0.30%)±	4.04	10-15-2040	953,922	922,009
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (12 Month LIBOR +1.80%)±	4.05%	9-1-2037	$129,862	$131,347
FHLMC (12 Month LIBOR +1.79%)±	4.05	1-1-2040	1,003,473	1,016,749
FHLMC (12 Month LIBOR +1.75%)±	4.09	5-1-2033	44,991	43,996
FHLMC (1 Year Treasury Constant Maturity +2.29%)±	4.09	9-1-2033	134,934	131,800
FHLMC Series 3436 Class A±±	4.09	11-15-2036	231,125	233,092
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%)±	4.09	2-15-2042	1,189,592	1,155,868
FHLMC (1 Year Treasury Constant Maturity +2.32%)±	4.10	7-1-2027	104,092	103,161
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%)±	4.10	12-15-2042	857,465	829,000
FHLMC (1 Year Treasury Constant Maturity +1.99%)±	4.11	11-1-2034	148,456	144,489
FHLMC Series 4906 Class WF (1 Month LIBOR +0.40%)±	4.11	12-15-2038	1,467,273	1,429,444
FHLMC (12 Month LIBOR +1.62%)±	4.12	7-1-2045	436,378	436,305
FHLMC (1 Year Treasury Constant Maturity +2.16%)±	4.13	6-1-2033	251,874	243,316
FHLMC (12 Month LIBOR +1.82%)±	4.13	5-1-2039	187,973	184,341
FHLMC (12 Month LIBOR +1.80%)±	4.13	10-1-2043	2,395,488	2,411,449
FHLMC Series 4779 Class WF (1 Month LIBOR +0.35%)±	4.13	7-15-2044	1,200,589	1,158,050
FHLMC Series 4707 Class FD (1 Month LIBOR +0.35%)±	4.13	9-15-2044	2,542,572	2,463,688
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	4.14	7-1-2034	100,481	97,872
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%)±	4.14	8-15-2038	175,219	170,024
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%)±	4.14	8-15-2038	3,207,592	3,131,424
FHLMC (12 Month LIBOR +1.77%)±	4.14	9-1-2039	667,539	673,767
FHLMC (12 Month LIBOR +1.77%)±	4.15	10-1-2036	135,985	137,604
FHLMC Series 4908 Class FA (1 Month LIBOR +0.44%)±	4.15	12-15-2042	1,411,433	1,365,206
FHLMC (12 Month LIBOR +1.73%)±	4.16	5-1-2037	480,509	483,153
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	4.17	6-1-2030	113,601	111,773
FHLMC (12 Month LIBOR +1.67%)±	4.17	8-1-2035	110,212	107,901
FHLMC (12 Month LIBOR +1.77%)±	4.18	9-1-2037	135,157	136,267
FHLMC (12 Month LIBOR +1.83%)±	4.18	6-1-2043	2,713,801	2,754,664
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%)±	4.19	7-1-2024	1,688	1,675
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	4.19	1-1-2028	821	805
FHLMC (1 Year Treasury Constant Maturity +2.77%)±	4.19	9-1-2030	14,716	14,497
FHLMC (6 Month LIBOR +1.83%)±	4.19	6-1-2037	124,438	120,604
FHLMC (12 Month LIBOR +1.93%)±	4.20	4-1-2035	468,670	460,440
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%)±	4.20	2-15-2038	3,650,990	3,532,218
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	4.21	11-1-2029	45,100	44,178
FHLMC (12 Month LIBOR +1.85%)±	4.21	7-1-2038	524,136	528,215
FHLMC (1 Year Treasury Constant Maturity +2.47%)±	4.22	7-1-2034	91,559	89,877
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	4.23	10-1-2024	8,333	8,247
FHLMC (11th District COFI +2.57%)±	4.23	12-1-2025	16,895	16,716
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.23	11-1-2026	30,049	29,510
FHLMC (12 Month LIBOR +1.85%)±	4.23	9-1-2036	198,150	195,444
FHLMC (12 Month LIBOR +1.99%)±	4.24	7-1-2036	184,192	180,483
FHLMC (1 Year Treasury Constant Maturity +2.17%)±	4.24	5-1-2037	19,542	19,334
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.27	9-1-2033	42,693	43,470
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%)±	4.27	9-15-2037	1,261,858	1,226,164
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	4.28	9-1-2036	4,841,352	4,914,229
FHLMC (11th District COFI +2.29%)±	4.29	12-1-2025	1,133	1,133
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.29	6-1-2035	27,906	28,270
See accompanying notes to portfolio of investments
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.29%	4-1-2037	$1,021,816	$1,037,559
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	4.29	7-1-2038	4,953,036	5,011,914
FHLMC (1 Year Treasury Constant Maturity +2.10%)±	4.30	10-1-2037	308,411	306,313
FHLMC (1 Year Treasury Constant Maturity +2.22%)±	4.34	12-1-2033	273,165	265,574
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.35	2-1-2034	225,980	219,427
FHLMC (1 Year Treasury Constant Maturity +2.19%)±	4.35	6-1-2036	252,350	254,799
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	4.35	10-1-2036	107,660	105,497
FHLMC (1 Year Treasury Constant Maturity +2.35%)±	4.35	7-1-2038	134,956	132,934
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.36	2-1-2034	33,472	32,385
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.36	1-1-2037	24,953	25,344
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.36	5-1-2038	233,516	229,423
FHLMC (1 Year Treasury Constant Maturity +2.29%)±	4.37	11-1-2027	142,397	139,722
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.37	12-1-2034	97,666	95,462
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.38	5-1-2034	26,821	26,630
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.38	2-1-2036	122,412	119,767
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	4.38	9-1-2038	1,610,640	1,631,021
FHLMC (1 Year Treasury Constant Maturity +2.27%)±	4.40	11-1-2029	25,540	24,957
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	4.40	7-1-2031	31,239	30,665
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	4.40	9-1-2031	27,117	26,585
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	4.40	4-1-2036	105,749	104,132
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	4.41	1-1-2028	4,532	4,455
FHLMC (1 Year Treasury Constant Maturity +2.34%)±	4.41	10-1-2033	305,411	298,858
FHLMC (1 Year Treasury Constant Maturity +2.28%)±	4.41	1-1-2035	115,432	112,130
FHLMC (1 Year Treasury Constant Maturity +2.26%)±	4.41	2-1-2036	1,926,566	1,946,112
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%)±	4.41	11-15-2036	906,675	882,274
FHLMC (12 Month LIBOR +1.81%)±	4.43	4-1-2035	443,260	435,943
FHLMC (1 Year Treasury Constant Maturity +2.19%)±	4.45	1-1-2037	291,065	283,479
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.45	4-1-2038	304,627	301,077
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	4.46	2-1-2035	247,483	239,724
FHLMC (1 Year Treasury Constant Maturity +2.34%)±	4.47	4-1-2032	758,916	753,772
FHLMC (1 Year Treasury Constant Maturity +2.37%)±	4.47	2-1-2034	1,320,676	1,325,190
FHLMC (1 Year Treasury Constant Maturity +2.39%)±	4.47	6-1-2035	229,647	229,327
FHLMC (6 Month LIBOR +2.16%)±	4.48	6-1-2026	126,302	123,841
FHLMC (1 Year Treasury Constant Maturity +2.69%)±	4.53	5-1-2028	58,772	57,386
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	4.54	8-1-2027	2,227	2,178
FHLMC (11th District COFI +1.25%)±	4.57	11-1-2030	7,203	6,985
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	4.60	6-1-2030	16,043	15,633
FHLMC (1 Year Treasury Constant Maturity +2.49%)±	4.60	12-1-2032	52,815	51,604
FHLMC (12 Month LIBOR +1.86%)±	4.61	4-1-2037	128,469	125,969
FHLMC (12 Month LIBOR +1.91%)±	4.64	3-1-2032	101,419	99,487
FHLMC (1 Year Treasury Constant Maturity +2.40%)±	4.64	1-1-2037	496,805	503,890
FHLMC (1 Year Treasury Constant Maturity +2.55%)±	4.67	9-1-2029	17,179	16,710
FHLMC (12 Month LIBOR +1.87%)±	4.67	5-1-2035	17,511	17,054
FHLMC (12 Month LIBOR +2.06%)±	4.72	3-1-2038	459,223	466,300
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	4.73	2-1-2030	19,246	18,943
FHLMC (12 Month Treasury Average +2.52%)±	4.77	6-1-2028	17,710	17,294
FHLMC (6 Month LIBOR +2.12%)±	4.80	5-1-2037	19,777	19,170
FHLMC (1 Year Treasury Constant Maturity +2.44%)±	4.82	4-1-2029	12,333	12,030
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.84%	4-1-2034	$70,088	$68,429
FHLMC (1 Year Treasury Constant Maturity +2.48%)±	4.91	6-1-2030	49,720	48,263
FHLMC (1 Year Treasury Constant Maturity +2.44%)±	4.93	4-1-2034	78,267	76,176
FHLMC (12 Month LIBOR +1.75%)±	5.03	4-1-2035	75,763	73,855
FHLMC (12 Month LIBOR +1.77%)±	5.05	8-1-2042	109,547	111,836
FHLMC (30 Day Average U.S. SOFR +0.26%)±	5.08	7-1-2031	3,500,000	3,460,903
FHLMC (3 Year Treasury Constant Maturity +2.40%)±	5.18	5-1-2031	55,238	54,186
FHLMC (12 Month LIBOR +1.83%)±	5.21	4-1-2037	43,973	42,917
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	5.23	4-1-2034	58,343	57,570
FHLMC (1 Year Treasury Constant Maturity +2.24%)±	5.24	3-1-2027	19,195	18,894
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	5.25	5-1-2034	97,902	96,605
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%)±	5.33	7-15-2036	638,850	623,528
FHLMC (1 Year Treasury Constant Maturity +2.36%)±	5.36	4-1-2038	580,412	575,038
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%)±	5.41	11-15-2042	451,781	434,645
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%)±	5.41	2-15-2048	1,112,077	1,063,439
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%)±	5.41	7-15-2048	331,111	317,447
FHLMC Series 4831 Class FD (1 Month LIBOR +0.30%)±	5.41	10-15-2048	1,097,664	1,050,513
FHLMC Series 3311 Class KF (1 Month LIBOR +0.34%)±	5.45	5-15-2037	751,226	733,251
FHLMC Series 3114 Class FT (1 Month LIBOR +0.35%)±	5.46	9-15-2030	180,589	179,470
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%)±	5.46	11-15-2035	489,115	480,824
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%)±	5.46	3-15-2036	397,888	390,746
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%)±	5.46	4-15-2036	361,820	355,784
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%)±	5.46	5-15-2036	626,122	621,296
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%)±	5.46	11-15-2036	657,372	644,436
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%)±	5.46	6-15-2047	440,792	411,028
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%)±	5.46	11-15-2048	825,133	793,712
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%)±	5.48	3-15-2037	437,556	426,601
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%)±	5.51	2-15-2033	446,170	444,650
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%)±	5.51	3-15-2037	50,061	48,680
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%)±	5.51	1-15-2044	635,361	619,893
FHLMC Series 3925 Class FL (1 Month LIBOR +0.45%)±	5.56	1-15-2041	48,365	48,083
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%)±	5.56	3-15-2041	234,147	229,453
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%)±	5.56	5-15-2041	180,678	177,624
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%)±	5.59	10-25-2049	326,764	315,111
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%)±	5.59	10-25-2049	874,998	845,678
FHLMC (1 Year Treasury Constant Maturity +2.60%)±	5.60	6-1-2032	116,026	114,490
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%)±	5.61	4-15-2028	28,577	28,546
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%)±	5.61	6-15-2031	23,525	23,457
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%)±	5.61	8-15-2040	237,306	235,752
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%)±	5.61	11-15-2040	1,031,335	1,006,905
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%)±	5.61	2-15-2042	445,624	434,021
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%)±	5.61	5-15-2042	705,158	692,768
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%)±	5.64	12-25-2049	928,599	898,437
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%)±	5.66	4-15-2027	16,607	16,603
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%)±	5.66	3-15-2032	65,393	65,474
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%)±	5.66	3-15-2041	206,940	205,666
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%)±	5.71	12-15-2032	136,551	136,935
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%)±	6.11	3-15-2032	33,591	34,035
See accompanying notes to portfolio of investments
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (6 Month LIBOR +3.83%)±	6.21%	11-1-2026	$9,847	$9,652
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.48	5-25-2051	3,683,430	3,274,770
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (1 Month LIBOR +0.22%)±	5.28	3-25-2028	82,880	81,443
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%)±	5.36	8-25-2030	241,347	236,825
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%)±	5.39	3-25-2030	1,806,064	1,792,018
FHLMC STRIPS Series 20 Class F±±	3.04	7-1-2029	1,123	1,130
FHLMC STRIPS Series 350 Class F2 (1 Month LIBOR +0.35%)±	3.93	9-15-2040	2,299,207	2,243,626
FHLMC STRIPS Series 319 Class F1 (1 Month LIBOR +0.45%)±	5.56	11-15-2043	810,961	786,894
FHLMC STRIPS Series 264 Class F1 (1 Month LIBOR +0.55%)±	5.66	7-15-2042	569,175	555,098
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.89	3-25-2036	1,906,005	1,800,653
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	3.95	7-25-2033	991,520	906,303
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.98	3-25-2036	1,938,018	1,844,752
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.02	2-25-2043	559,755	504,689
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.58	1-25-2036	835,474	792,015
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average +1.20%)±	4.94	10-25-2044	1,415,584	1,305,091
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average +1.20%)±	4.94	2-25-2045	1,262,649	1,221,683
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (1 Month LIBOR +0.24%)±	5.38	12-25-2030	572,106	542,088
FHLMC Structured Pass-Through Certificates Series T-35 Class A (1 Month LIBOR +0.28%)±	5.42	9-25-2031	1,087,659	1,082,069
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (1 Month LIBOR +0.30%)±	5.44	12-25-2029	1,824,175	1,748,620
FHLMC Structured Pass-Through Certificates Series T-24 Class A (1 Month LIBOR +0.30%)±	5.44	6-25-2030	150,887	149,816
FHLMC Structured Pass-Through Certificates Series T-27 Class A (1 Month LIBOR +0.30%)±	5.44	10-25-2030	677,504	672,724
FHLMC Structured Pass-Through Certificates Series T-16 Class A (1 Month LIBOR +0.35%)±	5.49	6-25-2029	755,500	720,318
FHLMC Structured Pass-Through Certificates Series T-21 Class A (1 Month LIBOR +0.36%)±	5.50	10-25-2029	538,980	539,516
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (1 Month LIBOR +0.40%)±	5.54	11-25-2028	165,206	164,418
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (1 Month LIBOR +1.00%)±	6.14	5-25-2043	773,496	764,922
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	30,808	31,250
FNMA (12 Month LIBOR +1.60%)±	2.23	8-1-2050	2,197,960	1,974,727
FNMA (12 Month LIBOR +1.62%)±	2.39	8-1-2050	2,579,532	2,328,912
FNMA (3 Year Treasury Constant Maturity +2.15%)±	2.40	10-1-2024	3,776	3,754
FNMA (12 Month LIBOR +1.62%)±	2.53	4-1-2050	1,304,661	1,224,160
FNMA (11th District COFI +1.82%)±	2.60	5-1-2028	18,940	18,521
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (Enterprise 11th District COFI Institutional Replacement +1.40%)±	2.81%	4-1-2024	$83,590	$82,833
FNMA (3 Year Treasury Constant Maturity +2.15%)±	2.90	8-1-2031	20,644	20,208
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%)±	2.94	7-25-2023	155	154
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,697,421	2,425,673
FNMA (1 Year Treasury Constant Maturity +1.96%)±	3.08	3-1-2032	12,583	12,437
FNMA (6 Month LIBOR +1.03%)±	3.15	2-1-2033	89,032	86,758
FNMA (11th District COFI +1.27%)±	3.34	3-1-2033	36,289	35,135
FNMA (12 Month LIBOR +1.59%)±	3.34	6-1-2044	347,829	351,537
FNMA (11th District COFI +1.08%)±	3.35	10-1-2034	976	973
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.35	6-1-2035	170,297	169,657
FNMA (11th District COFI +1.92%)±	3.36	9-1-2030	110,582	108,291
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.44	8-1-2026	7,773	7,668
FNMA Series 2004-T1 Class 2A±±	3.46	8-25-2043	708,274	648,797
FNMA (1 Year Treasury Constant Maturity +1.50%)±	3.47	8-1-2030	236,877	233,180
FNMA (1 Year Treasury Constant Maturity +2.12%)±	3.49	8-1-2026	6,370	6,283
FNMA (5 Year Treasury Constant Maturity +1.90%)±	3.49	9-1-2031	87,822	85,344
FNMA Series 2006-W1 Class 3A±±	3.49	10-25-2045	1,506,571	1,455,609
FNMA (11th District COFI +1.25%)±	3.50	11-1-2024	33	32
FNMA (6 Month LIBOR +1.16%)±	3.50	8-1-2033	2,536	2,474
FNMA Series 2018-47 Class PC	3.50	9-25-2047	145,498	137,629
FNMA (1 Year Treasury Constant Maturity +1.76%)±	3.51	8-1-2032	27,189	26,811
FNMA (11th District COFI +1.29%)±	3.51	9-1-2037	670,544	646,430
FNMA (11th District COFI +1.25%)±	3.52	11-1-2023	1,167	1,161
FNMA (1 Year Treasury Constant Maturity +2.37%)±	3.52	9-1-2030	207,095	196,581
FNMA (1 Year Treasury Constant Maturity +1.52%)±	3.52	8-1-2033	352,903	347,726
FNMA (11th District COFI +1.26%)±	3.56	1-1-2035	121,442	117,472
FNMA Series 2003-W10 Class 2A±±	3.57	6-25-2043	1,129,373	1,023,067
FNMA Series 2002-W1 Class 3A±±	3.60	4-25-2042	416,189	385,082
FNMA (1 Year Treasury Constant Maturity +2.49%)±	3.61	7-1-2037	72,593	72,045
FNMA (1 Year Treasury Constant Maturity +2.18%)±	3.65	6-1-2035	45,515	44,957
FNMA (1 Year Treasury Constant Maturity +1.88%)±	3.66	8-1-2031	27,661	27,300
FNMA (12 Month LIBOR +1.93%)±	3.68	5-1-2037	388,336	382,784
FNMA (1 Year Treasury Constant Maturity +1.66%)±	3.69	7-1-2048	384,716	384,508
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.70	7-1-2029	107,097	102,811
FNMA (12 Month LIBOR +1.74%)±	3.73	6-1-2036	46,245	46,198
FNMA (1 Year Treasury Constant Maturity +2.50%)±	3.75	9-1-2030	205,478	196,844
FNMA (12 Month LIBOR +1.53%)±	3.78	9-1-2035	265,738	267,623
FNMA (12 Month LIBOR +1.54%)±	3.79	9-1-2036	172,996	169,641
FNMA (11th District COFI +1.26%)±	3.79	1-1-2038	6,508	6,404
FNMA (11th District COFI +1.25%)±	3.80	4-1-2034	129,987	126,091
FNMA (12 Month LIBOR +1.72%)±	3.80	6-1-2035	36,957	37,555
FNMA Series 2003-63 Class A8±	3.80	1-25-2043	546,774	532,406
FNMA (6 Month LIBOR +1.31%)±	3.81	10-1-2037	275,498	273,166
FNMA (1 Year Treasury Constant Maturity +1.70%)±	3.82	2-1-2033	165,431	163,002
FNMA (12 Month LIBOR +1.57%)±	3.82	11-1-2044	63,897	63,065
FNMA (12 Month LIBOR +1.56%)±	3.84	1-1-2040	53,503	52,545
See accompanying notes to portfolio of investments
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month Treasury Average +2.48%)±	3.84%	6-1-2040	$382,956	$375,257
FNMA Series 2003-W4 Class 5A±±	3.84	10-25-2042	400,425	351,254
FNMA (12 Month LIBOR +1.60%)±	3.85	9-1-2037	337,837	331,851
FNMA (6 Month LIBOR +1.74%)±	3.87	12-1-2024	9,560	9,412
FNMA (1 Year Treasury Constant Maturity +1.58%)±	3.87	3-1-2034	169,246	164,479
FNMA Series 2003-W6 Class 6A±±	3.87	8-25-2042	480,302	457,258
FNMA (1 Year Treasury Constant Maturity +2.10%)±	3.90	9-1-2036	111,826	109,621
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%)±	3.91	6-25-2048	2,897,719	2,827,245
FNMA (1 Year Treasury Constant Maturity +2.24%)±	3.92	7-1-2028	39	38
FNMA (12 Month LIBOR +1.90%)±	3.92	5-1-2038	242,703	248,216
FNMA (12 Month LIBOR +1.75%)±	3.94	7-1-2035	192,970	192,194
FNMA (12 Month LIBOR +1.56%)±	3.94	6-1-2043	2,730,638	2,743,729
FNMA Series 2005-W3 Class 3A±±	3.94	4-25-2045	460,206	436,312
FNMA (Federal COFI +2.45%)±	3.96	2-1-2029	205,546	204,044
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.97	7-1-2035	13,756	13,612
FNMA (1 Year Treasury Constant Maturity +2.17%)±	3.98	9-1-2030	17,295	17,077
FNMA (1 Year Treasury Constant Maturity +2.18%)±	3.98	1-1-2036	147,503	145,725
FNMA (1 Year Treasury Constant Maturity +2.23%)±	3.98	7-1-2037	94,830	96,436
FNMA (1 Year Treasury Constant Maturity +2.35%)±	3.98	9-1-2037	29,238	28,758
FNMA Series 2004-T3 Class 2A±±	3.98	8-25-2043	575,798	560,917
FNMA Series 2004-W15 Class 3A±±	3.98	6-25-2044	2,429,790	2,273,041
FNMA (12 Month LIBOR +1.56%)±	3.99	2-1-2044	32,656	32,710
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%)±	3.99	3-25-2044	557,215	538,597
FNMA (12 Month LIBOR +1.59%)±	3.99	9-1-2044	605,846	611,533
FNMA (12 Month LIBOR +1.75%)±	4.00	1-1-2035	156,436	154,440
FNMA (12 Month LIBOR +1.67%)±	4.01	7-1-2035	307,093	311,682
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.01	8-1-2035	201,727	201,476
FNMA (1 Year Treasury Constant Maturity +2.11%)±	4.02	7-1-2035	75,843	74,904
FNMA Series 2004-W12 Class 2A±±	4.02	6-25-2044	1,798,194	1,668,403
FNMA (1 Year Treasury Constant Maturity +2.16%)±	4.03	5-1-2034	207,046	201,316
FNMA (1 Year Treasury Constant Maturity +1.93%)±	4.03	7-1-2038	384,021	377,082
FNMA Series 2003-W18 Class 2A±±	4.03	6-25-2043	1,375,978	1,291,898
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%)±	4.03	8-25-2046	408,363	398,596
FNMA (12 Month LIBOR +1.72%)±	4.04	7-1-2043	1,050,577	1,063,017
FNMA (6 Month LIBOR +1.93%)±	4.05	6-1-2032	49,513	48,646
FNMA Series 2002-66 Class A3±±	4.05	4-25-2042	3,690,419	3,616,933
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%)±	4.06	3-25-2043	2,681,017	2,599,934
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%)±	4.06	7-25-2046	3,976,522	3,892,433
FNMA (11th District COFI +1.66%)±	4.07	1-1-2036	78,488	76,223
FNMA (12 Month LIBOR +1.68%)±	4.07	6-1-2041	705,180	712,072
FNMA (12 Month LIBOR +1.82%)±	4.07	12-1-2046	58,676	57,446
FNMA (12 Month LIBOR +1.83%)±	4.08	1-1-2033	49,572	48,508
FNMA Series 2006-5 Class 1A±±	4.09	8-25-2034	1,770,664	1,793,424
FNMA Series 2002-W4 Class A6±±	4.09	5-25-2042	751,945	718,906
FNMA (6 Month LIBOR +1.51%)±	4.10	11-1-2034	261,058	255,069
FNMA (11th District COFI +1.85%)±	4.11	10-1-2027	66,872	66,191
FNMA (11th District COFI +1.70%)±	4.11	4-1-2030	298	292
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%)±	4.11	9-25-2046	514,203	502,696
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.78%)±	4.12%	1-1-2042	$1,026,506	$1,044,288
FNMA (12 Month LIBOR +1.77%)±	4.12	7-1-2044	1,371,580	1,393,421
FNMA Series 2003-W8 Class 4A±±	4.13	11-25-2042	586,769	540,062
FNMA (12 Month LIBOR +1.60%)±	4.13	3-1-2046	609,011	611,233
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.14	1-1-2033	185,978	184,393
FNMA (12 Month LIBOR +1.90%)±	4.15	10-1-2034	216,718	212,639
FNMA (1 Year Treasury Constant Maturity +2.30%)±	4.16	7-1-2030	82,629	81,257
FNMA (1 Year Treasury Constant Maturity +2.15%)±	4.16	2-1-2033	33,437	33,043
FNMA (1 Year Treasury Constant Maturity +2.22%)±	4.16	7-1-2035	171,529	171,685
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%)±	4.16	2-25-2045	822,861	802,457
FNMA Series 2019-53 Class FA (1 Month LIBOR +0.40%)±	4.16	9-25-2049	1,332,686	1,295,182
FNMA (11th District COFI +1.90%)±	4.17	3-1-2033	112,124	109,727
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%)±	4.17	8-25-2044	108,880	106,066
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%)±	4.17	11-25-2046	1,259,117	1,228,513
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%)±	4.17	8-25-2059	1,725,625	1,683,279
FNMA Series 2017-45 Class FA (1 Month LIBOR +0.32%)±	4.18	6-25-2047	3,252,373	3,173,032
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.19	8-1-2033	200,098	197,230
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%)±	4.19	9-25-2046	1,040,533	1,015,642
FNMA Series 2019-38 Class AF (1 Month LIBOR +0.40%)±	4.19	7-25-2049	3,327,201	3,241,061
FNMA (1 Year Treasury Constant Maturity +2.28%)±	4.20	4-1-2024	162	161
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%)±	4.21	11-25-2046	268,971	262,929
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%)±	4.21	6-25-2055	1,379,269	1,344,918
FNMA (1 Year Treasury Constant Maturity +2.50%)±	4.22	10-1-2029	171,238	168,254
FNMA (1 Year Treasury Constant Maturity +2.18%)±	4.22	9-1-2035	404,095	411,756
FNMA (6 Month LIBOR +1.98%)±	4.23	9-1-2033	41,478	40,282
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.23	9-1-2035	736,758	737,095
FNMA (1 Year Treasury Constant Maturity +2.23%)±	4.23	4-1-2038	238,066	234,352
FNMA (11th District COFI +1.83%)±	4.24	6-1-2034	31,952	31,497
FNMA (12 Month LIBOR +1.65%)±	4.24	11-1-2038	81,820	80,802
FNMA (1 Year Treasury Constant Maturity +2.10%)±	4.24	4-1-2040	56,672	57,117
FNMA Series 2003-7 Class A2±±	4.24	5-25-2042	294,681	291,017
FNMA (1 Year Treasury Constant Maturity +2.13%)±	4.25	10-1-2025	6,937	6,821
FNMA (Federal COFI +2.00%)±	4.25	8-1-2029	17,976	17,864
FNMA (1 Year Treasury Constant Maturity +2.22%)±	4.25	12-1-2040	1,114,888	1,131,671
FNMA (11th District COFI +1.85%)±	4.26	1-1-2036	7,074	6,898
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.26	1-1-2037	284,802	281,774
FNMA (1 Year Treasury Constant Maturity +2.23%)±	4.26	11-1-2038	1,463,850	1,487,987
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.26	12-1-2040	1,314,669	1,334,464
FNMA Series 2020-29 Class FA (1 Month LIBOR +0.65%)±	4.26	5-25-2050	903,261	881,173
FNMA (12 Month LIBOR +2.02%)±	4.27	9-1-2035	144,917	147,141
FNMA (1 Year Treasury Constant Maturity +2.28%)±	4.28	9-1-2026	9,016	8,878
FNMA (6 Month LIBOR +1.96%)±	4.28	1-1-2033	45,112	43,973
FNMA (1 Year Treasury Constant Maturity +2.29%)±	4.28	6-1-2037	562,016	568,046
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.29	1-1-2027	16,077	15,971
FNMA (1 Year Treasury Constant Maturity +2.29%)±	4.29	12-1-2030	13,809	13,627
FNMA (1 Year Treasury Constant Maturity +2.17%)±	4.29	12-1-2039	81,809	80,382
FNMA (1 Year Treasury Constant Maturity +2.18%)±	4.30	12-1-2024	6,596	6,509
FNMA (1 Year Treasury Constant Maturity +2.28%)±	4.30	5-1-2033	162,689	159,832
See accompanying notes to portfolio of investments
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.59%)±	4.30%	8-1-2045	$245,221	$247,380
FNMA (1 Year Treasury Constant Maturity +2.25%)±	4.31	10-1-2036	196,651	199,857
FNMA (12 Month LIBOR +1.72%)±	4.32	4-1-2034	208,081	209,813
FNMA Series 2004-W1 Class 3A±±	4.32	1-25-2043	31,981	29,976
FNMA (6 Month LIBOR +1.94%)±	4.34	10-1-2024	901	895
FNMA (1 Year Treasury Constant Maturity +2.33%)±	4.35	11-1-2024	10,006	9,924
FNMA (1 Year Treasury Constant Maturity +2.22%)±	4.35	8-1-2031	72,304	70,238
FNMA (1 Year Treasury Constant Maturity +2.22%)±	4.35	10-1-2034	88,249	86,445
FNMA (12 Month LIBOR +1.73%)±	4.35	2-1-2045	663,370	667,863
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.36	12-1-2040	2,868,242	2,904,901
FNMA (1 Year Treasury Constant Maturity +2.38%)±	4.38	7-1-2027	36,188	35,698
FNMA (1 Year Treasury Constant Maturity +2.07%)±	4.38	12-1-2033	141,639	139,294
FNMA (1 Year Treasury Constant Maturity +2.18%)±	4.39	1-1-2036	202,358	201,914
FNMA Series 2001-T12 Class A4±±	4.39	8-25-2041	1,668,327	1,645,218
FNMA (1 Year Treasury Constant Maturity +2.28%)±	4.40	7-1-2024	1,317	1,305
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.40	9-1-2033	114,031	111,796
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.40	7-1-2038	1,361,754	1,384,829
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.41	5-1-2036	705,223	704,525
FNMA (11th District COFI +1.93%)±	4.41	12-1-2036	11,217	11,122
FNMA (12 Month LIBOR +1.75%)±	4.41	9-1-2042	133,774	135,150
FNMA (1 Year Treasury Constant Maturity +2.03%)±	4.42	12-1-2032	157,542	154,504
FNMA (1 Year Treasury Constant Maturity +2.36%)±	4.42	11-1-2034	119,388	121,904
FNMA Series 2002-T18 Class A5±±	4.43	5-25-2042	1,649,887	1,541,699
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%)±	4.43	10-25-2046	617,589	605,194
FNMA (1 Year Treasury Constant Maturity +2.32%)±	4.44	5-1-2025	7,303	7,222
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.44	3-1-2035	171,086	166,823
FNMA (1 Year Treasury Constant Maturity +2.29%)±	4.45	1-1-2031	28,262	27,606
FNMA (1 Year Treasury Constant Maturity +2.31%)±	4.46	12-1-2034	212,228	209,915
FNMA (1 Year Treasury Constant Maturity +2.47%)±	4.47	9-1-2028	22,537	22,212
FNMA (6 Month LIBOR +1.74%)±	4.49	10-1-2024	9,621	9,460
FNMA (1 Year Treasury Constant Maturity +2.37%)±	4.50	7-1-2027	8,892	8,715
FNMA (1 Year Treasury Constant Maturity +2.31%)±	4.50	12-1-2030	170,800	168,292
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.51	10-1-2034	478,851	485,766
FNMA (1 Year Treasury Constant Maturity +2.40%)±	4.53	6-1-2024	5,341	5,295
FNMA (12 Month LIBOR +1.75%)±	4.53	4-1-2033	253,136	248,067
FNMA (1 Year Treasury Constant Maturity +2.40%)±	4.53	9-1-2033	236,170	232,411
FNMA (6 Month LIBOR +2.25%)±	4.54	3-1-2034	356,060	349,903
FNMA (1 Year Treasury Constant Maturity +2.32%)±	4.57	4-1-2028	21,864	21,311
FNMA (1 Year Treasury Constant Maturity +2.41%)±	4.59	5-1-2027	20,618	20,229
FNMA (1 Year Treasury Constant Maturity +2.49%)±	4.61	5-1-2035	286,906	286,876
FNMA Series 2002-T19 Class A4±±	4.62	3-25-2042	95,710	92,061
FNMA (1 Year Treasury Constant Maturity +1.63%)±	4.63	11-1-2029	4,380	4,287
FNMA (1 Year Treasury Constant Maturity +2.50%)±	4.63	6-1-2032	62,463	60,827
FNMA (1 Year Treasury Constant Maturity +2.52%)±	4.64	11-1-2024	5,836	5,753
FNMA (1 Year Treasury Constant Maturity +2.54%)±	4.64	7-1-2028	75,375	73,948
FNMA (12 Month Treasury Average +1.18%)±	4.64	10-1-2044	81,967	79,240
FNMA (12 Month Treasury Average +1.21%)±	4.68	4-1-2042	534,464	509,334
FNMA (6 Month LIBOR +2.50%)±	4.69	4-1-2033	128,892	126,689
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.89%)±	4.70%	9-1-2030	$78,012	$76,921
FNMA (1 Year Treasury Constant Maturity +2.41%)±	4.71	5-1-2033	37,336	36,575
FNMA Series 2002-T12 Class A5±±	4.71	10-25-2041	842,551	790,237
FNMA (1 Year Treasury Constant Maturity +2.60%)±	4.72	10-1-2025	2,598	2,558
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.72	6-1-2027	25,175	24,820
FNMA (6 Month LIBOR +2.48%)±	4.73	7-1-2033	24,375	23,788
FNMA (5 Year Treasury Constant Maturity +2.42%)±	4.74	6-1-2028	10,232	10,308
FNMA (1 Year Treasury Constant Maturity +2.49%)±	4.74	4-1-2038	142,243	138,148
FNMA (1 Year Treasury Constant Maturity +2.44%)±	4.80	7-1-2037	671,763	675,028
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR +0.18%)±	4.80	12-25-2051	3,339,569	3,235,866
FNMA (1 Year Treasury Constant Maturity +2.29%)±	4.81	5-1-2034	93,174	91,545
FNMA (1 Year Treasury Constant Maturity +2.64%)±	4.83	10-1-2028	28,263	27,599
FNMA (12 Month Treasury Average +1.40%)±	4.87	12-1-2030	18,006	17,390
FNMA (6 Month LIBOR +2.37%)±	4.88	5-1-2033	430,021	427,612
FNMA (12 Month LIBOR +1.75%)±	4.88	4-1-2034	144,333	140,879
FNMA (12 Month LIBOR +1.75%)±	4.89	5-1-2035	266,619	261,030
FNMA (1 Year Treasury Constant Maturity +2.62%)±	4.92	8-1-2035	125,321	122,372
FNMA (1 Year Treasury Constant Maturity +2.21%)±	5.01	5-1-2037	278,482	273,382
FNMA (6 Month LIBOR +2.31%)±	5.06	4-1-2033	142,189	138,652
FNMA (1 Year Treasury Constant Maturity +2.10%)±	5.10	7-1-2035	36,338	35,685
FNMA (1 Year Treasury Constant Maturity +2.12%)±	5.12	3-1-2031	14,389	14,165
FNMA (1 Year Treasury Constant Maturity +3.02%)±	5.15	1-1-2029	14,833	14,639
FNMA (12 Month Treasury Average +1.73%)±	5.18	6-1-2035	193,701	190,412
FNMA (1 Year Treasury Constant Maturity +2.64%)±	5.19	7-1-2028	24,989	24,624
FNMA (12 Month Treasury Average +1.74%)±	5.20	10-1-2035	262,126	255,230
FNMA (6 Month LIBOR +2.66%)±	5.23	4-1-2024	8,949	8,859
FNMA Series 2003-W9 Class A (1 Month LIBOR +0.12%)±	5.23	6-25-2033	882,000	841,039
FNMA (12 Month Treasury Average +1.80%)±	5.25	11-1-2035	34,806	33,950
FNMA Series 2001-W1 Class AV1 (1 Month LIBOR +0.12%)±	5.26	8-25-2031	16,419	15,656
FNMA (1 Year Treasury Constant Maturity +2.30%)±	5.30	1-1-2026	28,033	27,708
FNMA (12 Month Treasury Average +1.85%)±	5.31	11-1-2035	241,910	235,427
FNMA (12 Month Treasury Average +1.85%)±	5.33	7-1-2035	263,390	258,938
FNMA (1 Year Treasury Constant Maturity +2.35%)±	5.35	6-1-2027	16,510	16,240
FNMA (12 Month Treasury Average +1.91%)±	5.37	7-1-2035	160,028	156,229
FNMA (12 Month LIBOR +1.64%)±	5.37	9-1-2042	113,619	114,287
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%)±	5.39	6-25-2043	287,592	283,044
FNMA (12 Month Treasury Average +1.94%)±	5.40	11-1-2035	11,699	11,532
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.28%)±	5.42	3-25-2033	688,471	679,699
FNMA (12 Month Treasury Average +1.96%)±	5.42	11-1-2035	251,657	244,769
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%)±	5.44	3-25-2036	352,133	346,176
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%)±	5.49	4-25-2035	523,150	513,804
FNMA Series 2011-121 Class PF (1 Month LIBOR +0.35%)±	5.49	12-25-2041	187,239	182,334
FNMA (1 Year Treasury Constant Maturity +2.50%)±	5.50	3-1-2027	8,930	8,806
FNMA (12 Month Treasury Average +2.05%)±	5.50	10-1-2035	115,955	114,698
FNMA (6 Month LIBOR +1.53%)±	5.52	1-1-2035	364,189	368,826
FNMA (11th District COFI +1.90%)±	5.53	5-1-2034	34,122	34,334
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%)±	5.54	9-25-2032	77,924	77,706
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%)±	5.54	4-25-2034	391,777	390,013
See accompanying notes to portfolio of investments
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month Treasury Average +2.11%)±	5.54%	8-1-2035	$99,262	$97,836
FNMA Series 2012-122 Class FM (1 Month LIBOR +0.40%)±	5.54	11-25-2042	877,021	848,834
FNMA (12 Month Treasury Average +2.07%)±	5.57	1-1-2035	210,370	206,519
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%)±	5.58	2-25-2037	505,257	493,299
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%)±	5.59	9-25-2037	912,628	901,975
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%)±	5.59	3-25-2049	362,048	349,948
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%)±	5.59	6-25-2049	253,621	245,372
FNMA (1 Year Treasury Constant Maturity +2.64%)±	5.64	3-1-2030	2,970	2,914
FNMA (1 Year Treasury Constant Maturity +2.70%)±	5.64	5-1-2035	455,485	449,271
FNMA (6 Month LIBOR +1.62%)±	5.64	6-1-2037	339,173	343,578
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%)±	5.69	1-25-2032	18,941	18,910
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%)±	5.69	11-25-2036	888,430	872,071
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%)±	5.70	4-25-2037	204,884	202,690
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%)±	5.71	12-18-2031	38,044	38,147
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%)±	5.71	6-25-2036	683,811	678,923
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%)±	5.79	12-25-2037	258,469	256,276
FNMA (12 Month Treasury Average +2.36%)±	5.82	8-1-2040	263,673	260,617
FNMA (6 Month LIBOR +1.55%)±	5.87	3-1-2034	75,896	76,028
FNMA Series 2009-106 Class FA (1 Month LIBOR +0.75%)±	5.89	1-25-2040	749,848	749,637
FNMA (1 Month LIBOR +1.17%)±	5.92	5-1-2029	26,655	26,829
FNMA Series 2002-5 Class FD (1 Month LIBOR +0.90%)±	6.04	2-25-2032	29,308	29,483
FNMA (6 Month LIBOR +3.36%)±	6.07	12-1-2032	77,678	75,766
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%)±	6.14	7-25-2038	492,694	496,424
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%)±	6.14	3-25-2049	127,717	128,012
FNMA (6 Month LIBOR +1.42%)±	6.17	12-1-2031	100,243	100,442
FNMA (6 Month LIBOR +1.18%)±	6.18	8-1-2033	35,960	35,902
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%)±	6.39	8-27-2036	90,353	88,395
FNMA Series 1993-247 Class FM (12 Month LIBOR +1.20%)±	6.43	12-25-2023	7,182	7,166
FNMA	6.50	5-1-2031	20,942	21,436
FNMA (6 Month LIBOR +1.38%)±	6.50	8-1-2031	87,383	87,355
FNMA (6 Month LIBOR +1.38%)±	6.50	12-1-2031	12,967	12,920
FNMA (6 Month LIBOR +1.37%)±	6.62	1-1-2032	97,205	97,136
FNMA (12 Month LIBOR +1.59%)±	6.80	2-1-2043	302,605	305,917
FNMA Series 1994-14 Class F (12 Month LIBOR +1.60%)±	6.83	10-25-2023	3,288	3,281
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%)±	6.84	5-25-2027	70,503	72,435
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	116,262	121,823
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	202,382	197,509
FNMA Series 2001-50 Class BA	7.00	10-25-2041	52,825	53,826
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	231,639	241,199
FNMA	7.06	12-1-2024	6,225	6,200
FNMA	7.06	1-1-2027	7,819	7,774
FNMA	7.50	1-1-2031	14,065	14,036
FNMA	7.50	1-1-2033	34,904	34,843
FNMA	7.50	5-1-2033	73,092	72,932
FNMA	7.50	7-1-2033	16,877	16,821
FNMA	7.50	8-1-2033	36,314	36,217
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	55,017	54,932
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	71,171	72,833
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2001-T10 Class A2	7.50%	12-25-2041	$918,515	$937,491
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	768,128	809,653
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	189,487	200,282
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	37,321	38,944
FNMA	8.00	12-1-2026	15,083	15,063
FNMA	8.00	3-1-2030	46	46
FNMA	8.00	5-1-2033	29,790	29,656
FNMA	8.50	8-15-2024	1,037	1,035
GNMA (1 Year Treasury Constant Maturity +2.00%)±	3.38	4-20-2041	25,650	24,900
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	1,534,878	57,084
GNMA (1 Year Treasury Constant Maturity +1.50%)±	3.63	1-20-2034	779,176	761,955
GNMA Series 2019-H06 Class FD (1 Month LIBOR +0.72%)±	3.78	1-20-2069	593,940	575,842
GNMA Series 2019-H15 Class FE (1 Month LIBOR +0.63%)±	3.86	9-20-2069	1,914,387	1,880,078
GNMA Series 2019-H10 Class FB (1 Month LIBOR +0.60%)±	4.02	6-20-2069	2,831,552	2,742,411
GNMA Series 2020-H12 Class F (1 Month LIBOR +0.50%)±	4.05	7-20-2070	733,708	710,881
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR +0.30%)±	4.17	4-20-2070	3,589,409	3,427,100
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%)±	4.22	11-20-2070	2,317,610	2,248,832
GNMA Series 2021-H01 Class FC (1 Month LIBOR +0.40%)±	4.26	11-20-2070	1,410,067	1,358,728
GNMA Series 2016-H24 Class FD (12 Month LIBOR +0.30%)±	4.43	11-20-2066	343,850	340,301
GNMA Series 2019-H09 Class FE (1 Month LIBOR +0.50%)±	4.76	4-20-2069	923,993	912,156
GNMA (1 Year Treasury Constant Maturity +2.00%)±	5.13	1-20-2041	22,365	21,904
GNMA Series 2018-H07 Class FD (1 Month LIBOR +0.30%)±	5.16	5-20-2068	306,392	305,047
GNMA Series 2018-H13 Class FC (1 Month LIBOR +0.30%)±	5.16	7-20-2068	251,911	248,710
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%)±	5.17	7-20-2064	677,122	668,805
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%)±	5.18	5-20-2067	2,615,115	2,578,738
GNMA Series 2006-16 Class DF (1 Month LIBOR +0.11%)±	5.26	4-20-2036	1,767,032	1,745,596
GNMA (1 Month LIBOR +0.62%)±	5.26	5-20-2058	115,795	115,211
GNMA Series 2015-H23 Class TA (1 Month LIBOR +0.47%)±	5.33	9-20-2065	1,407,400	1,394,283
GNMA Series 2014-H22 Class FC (1 Month LIBOR +0.48%)±	5.34	11-20-2064	1,445,659	1,433,671
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%)±	5.35	2-20-2061	367,473	364,984
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%)±	5.39	6-20-2061	308,646	306,933
GNMA Series 2012-124 Class GF (1 Month LIBOR +0.25%)±	5.40	10-20-2042	1,054,083	1,030,477
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%)±	5.40	4-20-2048	1,155,494	1,115,842
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%)±	5.45	8-20-2047	1,651,734	1,591,601
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%)±	5.45	9-20-2048	242,137	234,325
GNMA Series 2010-79 Class YF (1 Month LIBOR +0.35%)±	5.50	5-20-2035	1,663,442	1,644,700
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%)±	5.55	10-20-2034	347,116	345,224
GNMA Series 2019-103 Class FG (1 Month LIBOR +0.45%)±	5.60	4-20-2049	995,060	971,091
GNMA Series 2019-129 Class WF (1 Month LIBOR +0.40%)±	5.61	2-20-2046	1,241,045	1,190,943
GNMA Series 2009-29 Class FL (1 Month LIBOR +0.65%)±	5.76	5-16-2039	1,053,069	1,051,403
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%)±	5.83	2-16-2040	514,358	512,024
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%)±	5.90	8-20-2038	607,597	611,035
GNMA Series 2009-36 Class FE (1 Month LIBOR +0.80%)±	5.95	9-20-2038	977,017	980,031
GNMA Series 2011-117 Class FJ (1 Month LIBOR +0.87%)±	6.02	8-20-2041	946,571	952,345
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%)±	6.06	7-16-2039	369,557	372,036
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%)±	6.10	8-20-2038	754,773	759,975
GNMA Series 2009-15 Class FL (1 Month LIBOR +0.95%)±	6.10	3-20-2039	966,791	971,277
GNMA Series 2009-12 Class FA (1 Month LIBOR +0.95%)±	6.10	3-20-2039	966,791	972,356
See accompanying notes to portfolio of investments
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%)±	6.15%	7-20-2039	$723,979	$730,455
GNMA	6.45	4-20-2025	9,845	9,862
GNMA	6.45	9-20-2025	12,701	13,201
GNMA (1 Year Treasury Constant Maturity +1.40%)±	6.46	6-20-2058	20,784	20,798
GNMA	6.50	8-20-2034	112,611	110,067
GNMA	9.00	9-20-2024	197	196
GNMA	9.00	11-20-2024	21	21
GNMA	9.00	1-20-2025	274	274
GNMA	9.00	2-20-2025	1,091	1,091
Total agency securities (Cost $270,960,451)				262,301,957
Asset-backed securities: 2.44%
Brazos Education Funding LLC Series 2015-1 Class A (1 Month LIBOR +1.00%)144A±	6.14	10-25-2056	1,333,861	1,318,460
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%)144A±	6.11	10-25-2035	229,763	229,143
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	1,041,834	929,381
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%)144A±	5.56	3-25-2067	96,188	96,137
Navient Student Loan Trust Series 2021-1A Class A1B (1 Month LIBOR +0.60%)144A±	5.74	12-26-2069	794,973	775,052
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%)144A±	5.64	1-25-2068	4,958	4,954
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%)144A±	6.01	9-26-2067	564,332	554,810
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%)144A±	5.54	12-17-2068	3,209,468	3,105,745
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%)144A±	5.86	10-25-2029	177,056	175,409
Total asset-backed securities (Cost $7,451,979)				7,189,091
Corporate bonds and notes: 0.77%
Energy: 0.77%
Oil & gas services: 0.77%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	2,318,125	2,274,748
Total corporate bonds and notes (Cost $2,383,481)				2,274,748
Non-agency mortgage-backed securities: 5.52%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	606,164	547,131
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	2,698,605	2,320,548
FRESB Mortgage Trust Series 2022-SB94 Class A5H±±	1.72	11-25-2041	5,898,793	5,476,830
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	637,420	546,566
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1144A±±	2.49	2-25-2067	2,368,326	2,084,816
JP Morgan Mortgage Trust Series 2016-5 Class A1144A±±	6.31	12-25-2046	426,063	410,869
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	282,166	253,234
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%)144A±	6.04%	1-25-2048	$972,678	$943,757
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	195,097	181,889
OBX Trust Series 2022-NQM1 Class A1144A±±	2.31	11-25-2061	2,815,837	2,394,441
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	768,048	681,910
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%)144A±	4.45	2-25-2057	400,501	399,341
Total non-agency mortgage-backed securities (Cost $18,106,656)				16,241,332

		Yield	Shares
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Government Money Market Fund Select Class♠∞		5.01	3,521,652	3,521,652
Total short-term investments (Cost $3,521,652)				3,521,652
Total investments in securities (Cost $302,424,219)	99.03%			291,528,780
Other assets and liabilities, net	0.97			2,868,519
Total net assets	100.00%			$294,397,299

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,904,979	$163,800,936	$(162,184,263)	$0	$0	$3,521,652	3,521,652	$106,487
See accompanying notes to portfolio of investments
14 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(56)	9-20-2023	$(6,396,592)	$(6,410,250)	$0	$(13,658)
Ultra 10-Year U.S. Treasury Notes	(62)	9-20-2023	(7,420,520)	(7,468,094)	0	(47,574)
2-Year U.S. Treasury Notes	(215)	9-29-2023	(44,309,708)	(44,253,047)	56,661	0
5-Year U.S. Treasury Notes	(194)	9-29-2023	(21,149,052)	(21,161,156)	0	(12,104)
					$56,661	$(73,336)
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 15

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields,maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none,the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis,the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date.  The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$262,301,957	$0	$262,301,957
Asset-backed securities	0	7,189,091	0	7,189,091
Corporate bonds and notes	0	2,274,748	0	2,274,748
Non-agency mortgage-backed securities	0	16,241,332	0	16,241,332
Short-term investments
Investment companies	3,521,652	0	0	3,521,652
	3,521,652	288,007,128	0	291,528,780
Futures contracts	56,661	0	0	56,661
Total assets	$3,578,313	$288,007,128	$0	$291,585,441

Liabilities
Futures contracts	$73,336	$0	$0	$73,336
Total liabilities	$73,336	$0	$0	$73,336
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $1,366,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
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